CONSOLIDATED STATEMENT OF CASH FLOWS RECONCILIATION	12 Months Ended
Jun. 30, 2019
Statement of cash flows [abstract]
Consolidated Statement Of Cash Flows Reconciliation
15.	CONSOLIDATED STATEMENT OF CASH FLOWS RECONCILIATION

	2019		2018		2017
Reconciliation of net loss after tax to net cash flows from operations
Loss from ordinary activities after tax	A$	(35,160,227)	A$	(16,519,155)	A$	(11,511,024)
Adjustments for non-cash items:
Depreciation		378,002		143,546		139,703
Share based payments expensed		2,779,694		1,835,157		1,587,243
Share options canceled classified as financing activities		—		62,681		—
Capital raising costs classified as financing activities		(90,000)		—		—
R&D claim accrual		179,863		(1,385,414)		—
Foreign exchange differences		(357,830)		592,385		—
Changes in assets and liabilities:
Decrease/(increase) in inventories		98,063		(118,336)		333,132
Decrease/(increase) in trade and other receivables		2,457,255		(1,980,566)		(49,040)
Increase in prepayments and other assets		(701,809)		(473,690)		(156,756)
Increase in trade and other payables		2,065,833		1,258,186		1,125,116
Increase/(decrease) in provisions		254,824		213,182		(25,898)
Increase in contract liability		610,673		—		—

Net cash used in operating activities	A$	(27,485,659)	A$	(16,372,024)	A$	(8,557,524)